DELAWARE INVESTMENTS MUNICIPAL TRUST
Delaware Tax-Free Missouri Insured Fund
Delaware Tax-Free Oregon Insured Fund

DELAWARE GROUP TAX FREE FUND
Delaware Tax-Free Insured Fund
Delaware Tax-Free USA Fund

(each, a "Fund")

Supplement to the Funds' Prospectuses dated December 29, 2005

Delaware Tax-Free Missouri Insured and Delaware Tax-Free Oregon Insured Fund:
The following replaces the information in the section "What are the Funds' fees and expenses?" under "Profile: Missouri Insured and Oregon Insured Tax-Free Funds" on page 27:

What are the Funds' fees and expenses?

Sales charges are fees paid directly from your investments when you buy or sell shares of a Fund.	CLASS	A	B	C
	Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none
	Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none[1]	4.00%[2]	1.00%[3]
	Maximum sales charge (load) imposed on reinvested dividends	none	none	none
	Redemption fees	none	none	none

Annual fund operating expenses are deducted from a Fund's assets.	Tax-Free Missouri Insured Fund				Tax-Free Oregon Insured Fund
	CLASS	A	B	C	A	B	C
	Management fees	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
	Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.25%	1.00%	1.00%
	Other expenses[4]	0.18%	0.18%	0.18%	0.19%	0.19%	0.19%
	Total annual fund operating expenses	0.93%	1.68%	1.68%	0.94%	1.69%	1.69%
	Fee waivers and payments[5]	(0.03%)	(0.03%)	(0.03%)	(0.09%)	(0.09%)	(0.09%)
	Net expense	0.90%	1.65%	1.65%	0.85%	1.60%	1.60%

This example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.6 This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

Tax-Free Missouri Insured Fund						Tax-Free Oregon Insured Fund
CLASS[7]	A	B	B	C	C	A	B	B	C	C
			(if redeemed)		(if redeemed)			(if redeemed)		(if redeemed)
1 year	$538	$168	$568	$168	$268	$533	$163	$563	$163	$263
3 years	$730	$527	$752	$527	$527	$728	$524	$749	$524	$524
5 years	$939	$910	$1,060	$910	$910	$938	$909	$1,059	$909	$909
10 years	$1,539	$1,785	$1,785	$1,984	$1,984	$1,545	$1,791	$1,791	$1,990	$1,990

1 A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.

2 If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.

3 Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.

4 "Other expenses" have been restated to reflect an expected decrease in other expenses during the current fiscal year as a result of the expectation that the Delaware Investments Family of Funds will not have to convene a complex-wide shareholders' meeting during the upcoming fiscal year. However, the Funds may from time to time hold a shareholder meeting.

5 The investment manager has contracted to waive fees and pay expenses of each Fund through December 31, 2006 in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.65% of average daily net assets of the Tax-Free Missouri Insured Fund and 0.60% of average daily net assets of the Tax-Free Oregon Insured Fund.

6 Each Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10.

7 The Class B example reflects the conversion of Class B shares to Class A shares after eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

Delaware Tax-Free Insured Fund:
The following replaces the information in the section "What are the Funds' fees and expenses?" under "Profile: Delaware Tax-Free Insured Fund" on page 7:

What are the Fund's fees and expenses?

Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.	CLASS	A	B	C
	Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none
	Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none[1]	4.00%[2]	1.00%[3]
	Maximum sales charge (load) imposed on reinvested dividends	none	none	none
	Redemption fees	none	none	none

Annual fund operating expenses are deducted from the Fund's assets.	Management fees	0.50%	0.50%	0.50%
	Distribution and service (12b-1) fees[4]	0.27%	1.00%	1.00%
	Other expenses[5]	0.21%	0.21%	0.21%
	Total operating expenses	0.98%	1.71%	1.71%
	Fee waivers and payments[6,7]	(0.08%)	(0.04%)	(0.04%)
	Net expenses	0.90%	1.67%	1.67%

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.[8] This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS[9]	A	B	B (if redeemed)	C	C (if redeemed)
1 year	$538	$170	$570	$170	$270
3 years	$740	$535	$760	$535	$535
5 years	$960	$924	$1,074	$924	$924
10 years	$1,590	$1,822	$1,822	$2,016	$2,016

1 A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.

2 If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.

3 Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.

4 The Board of Trustees has adopted a formula for calculating 12b-1 plan fees for the Fund's Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above.

5 "Other expenses" have been restated to reflect an expected decrease in other expenses during the current fiscal year as a result of the expectation that the Delaware Investments Family of Funds will not have to convene a complex-wide shareholders' meeting during its upcoming fiscal year. However, the Fund may from time to time hold a shareholder meeting.

6 The Fund's distributor has contracted to waive the Class A 12b-1 fees through December 31, 2006 to 0.25% of average daily net assets. This contractual waiver is applied to the shares of the Fund that were acquired on or after June 1, 1992 in calculating the applicable 12b-1 fee rate.

7 The investment manager has contracted to waive fees and pay expenses through December 31, 2006 in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.67% of average daily net assets.

8 The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10.

9 Class B shares automatically convert to Class A shares at the end of the eighth year. Information for the ninth and tenth years reflects expenses of the Class A shares.

Delaware Tax-Free USA Fund:

The following replaces the information in the section "What are the Funds' fees and expenses?" under "Profile: Delaware Tax-Free USA Fund" on page 4:

What are the Fund's fees and expenses?

Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.	CLASS	A	B	C
	Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	None
	Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none[1]	4.00%[2]	1.00%[3]
	Maximum sales charge (load) imposed on reinvested dividends	none	none	None
	Redemption fees	none	none	None

Annual fund operating expenses are deducted from the Fund's assets.	Management fees	0.55%	0.55%	0.55%
	Distribution and service (12b-1) fees[4]	0.27%	1.00%	1.00%
	Other expenses[5]	0.16%	0.16%	0.16%
	Total operating expenses	0.98%	1.71%	1.71%
	Fee waivers and payments[6,7]	(0.13%)	(0.09%)	(0.09%)
	Net expenses	0.85%	1.62%	1.62%

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.[8] This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS[9]	A	B	B (if redeemed)	C	C (if redeemed)
1 year	$533	$165	$565	$165	$265
3 years	$736	$530	$755	$530	$530
5 years	$955	$920	$1,070	$920	$920
10 years	$1,586	$1,818	$1,818	$2,012	$2,012

1 A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.

2 If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.

3 Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.

4 The Board of Trustees has adopted a formula for calculating 12b-1 plan fees for the Fund's Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above.

5 "Other expenses" have been restated to reflect an expected decrease in other expenses during the current fiscal year as a result of the expectation that the Delaware Investments Family of Fund will not have to convene a complex-wide shareholders' meeting during the upcoming fiscal year. However, the Fund may from time to time hold a shareholder meeting.

6 The Fund's distributor has contracted to waive the Class A 12b-1 fees through December 31, 2006 to 0.25% of average daily net assets. This contractual waiver is applied to the shares of the Fund that were acquired on or after June 1, 1992 in calculating the applicable 12b-1 fee rate.

7 The investment manager has contracted to waive fees and pay expenses through December 31, 2006 in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.62% of average daily net assets.

8 The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10.

9 Class B shares automatically convert to Class A shares at the end of theeighth year. Information for the ninth and tenth years reflects expenses of the Class A shares.

This Supplement is dated March 22, 2006.